Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 4,037,571	$ 2,110,241
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	373,889	468,465
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	125,652	194,105
Trade payables and accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,001,773	535,048
Trade payables and accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Trade payables and accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	2,179,134	894,350
Accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Due to related parties | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	280,432	212,562
Due to related parties | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Due to related parties | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Lease liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	576,232	466,679
Lease liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	373,889	468,465
Lease liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 125,652	194,105
Shareholder loan | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities		1,602
Shareholder loan | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities		0
Shareholder loan | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities		$ 0